UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10319

               MUTUALS.com (f.k.a. 1-800-MUTUALS Advisor Series)
               (Exact name of registrant as specified in charter)

                       700 N. Pearl Street, Twelfth Floor
                              Dallas, Texas 75201
              (Address of principal executive offices) (Zip code)

                                   Dan Ahrens
                        U.S. Bancorp Fund Services, LLC
                      615 East Michigan Street, 2nd Floor
                           Milwaukee, Wisconsin 53202
                    (Name and address of agent for service)

                                 (800) 688-8257
               Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2004

Date of reporting period: September 30, 2003

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

SEMI-ANNUAL September 30, 2003

                                  MUTUALS.COM

   GENERATION WAVE    AGGRESSIVE GROWTH FUND (GWAGX)

   GENERATION WAVE    GROWTH FUND (GWGFX)

   GENERATION WAVE    ALTERNATIVE GROWTH FUND (GWLGX)

   GENERATION WAVE    BALANCED FUND (GWBGX)

                      Each a series of MUTUALS.com

"DEMOGRAPHICS, A NEW APPROACH TO ASSET ALLOCATION"

INVESTMENT ADVISOR

MUTUALS.COM, INC.

MUTUALS.COM, INC.
PLAZA OF THE AMERICAS
700 NORTH PEARL STREET, LB #373
DALLAS, TEXAS 75201

PHONE:   1-800-MUTUALS
FAX:     1-888-MUTUALS
WEB:     WWW.MUTUALS.COM

(MUTUALS.COM LOGO)

                               TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                       3

PORTFOLIOS OF INVESTMENTS

   GENERATION WAVE AGGRESSIVE GROWTH FUND                                    4

   GENERATION WAVE GROWTH FUND                                               5

   GENERATION WAVE ALTERNATIVE GROWTH FUND                                   6

   GENERATION WAVE BALANCED FUND                                             7

STATEMENTS OF ASSETS AND LIABILITIES                                         8

STATEMENTS OF OPERATIONS                                                     9

STATEMENTS OF CHANGES IN NET ASSETS                                         10

FINANCIAL HIGHLIGHTS                                                        12

NOTES TO FINANCIAL STATEMENTS                                               16

                                                               November 12, 2003

                             LETTER TO SHAREHOLDERS

Dear Fellow Shareholders,

It is absolutely amazing how much difference six months can make. In the last report, we again discussed the myriad of illogical reasons for the continued decline of the stock market. The S&P 500 Index had fallen almost 25% for the previous twelve months, despite all of the positive economic indicators that pointed to a strong recovery. Now, I'm proud to report, that in just six short months, the S&P 500 Index has finally started to behave properly, and risen 18.45%. More importantly, the Generation Wave Aggressive Growth, Growth, Alternative Growth and Balanced Funds grew by 32.84%, 27.62%, 18.80%, and 8.24%, respectively. That's right, three out of our four funds beat the S&P 500 Index (the Balanced Fund is not supposed to outperform the S&P 500 Index in an upswing, as it is designed to be a more conservative fund).

So, why the sudden change, and what can we learn from it? First, the increase was inevitable. As we have discussed, the stock market is a lagging economic indicator, and it was only a matter of time before it snapped in line with the economic growth that we have been experiencing. For example, GDP growth has been revised upward for the past two quarters. Unemployment has actually decreased, while only increases were expected by many people. Consumer, and more importantly, business spending has been on the increase and corporate earnings are higher than anticipated. When these factors are taken into account, along with a shorter than expected war in Iraq, record low interest rates and corporate governance reforms, it is clear that the stage for this new bull market has been set for some time. Now, what have we learned?

DO NOTHING DIFFERENT. That's right, do nothing different. The asset allocation models that may have lessened your loss during the bear market are the same asset allocation models that are now beating the bull market (except the Balanced Fund, as we discussed). And now that the bull is back, many individuals who are not invested with MUTUALS.com are heading to the nearest Charles Schwab office to figure out what to do. Many of them, unfortunately, have missed out on the first six months of this upswing. We believe long-term, systematic, disciplined investing works. It is not always easy, but it works, because you never know when a positive market reversal will happen, but in the long run, all that matters is that you are in the market when it does.

Respectfully,

/s/Eric P. McDonald                         /s/Dan S. Ahrens

Eric P. McDonald, President                 Dan S. Ahrens, Vice President
MUTUALS.com, Inc.                           MUTUALS.com, Inc.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. Please see the following semi-annual report for more complete Fund performance information.
The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index.

Opinions expressed are those of MUTUALS.com, Inc. and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

Mutual fund investing involves risk; loss of principal is possible. This report is intended for shareholder use only and must be preceded or accompanied by a prospectus. Read it carefully before investing or sending money.

Because each of the Funds is a "fund of funds", your cost of investing in the Funds will generally be higher than the cost of investing directly in the shares of the mutual funds in which they invest. By investing in the Funds, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. Please refer to the prospectus for more information about the Funds, including risks, fees and expenses.

Quasar Distributors, LLC, distributor.

GENERATION WAVE AGGRESSIVE GROWTH FUND

The investment objective of the Fund is capital appreciation over the long term without regard to income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalization.
The Advisor selects the mutual funds in which the Fund invests by applying its unique combination of objective and subjective criteria to over 12,000 mutual funds available on the market.

The Fund will tend to have concentrated positions in a variety of equity funds and those funds may have concentrated positions among certain sectors or asset classes that the Advisor believes are likely to benefit from demographic, economic and lifestyle trends. The Fund, at times, will invest in a mix of large-cap, small/mid-cap, and international equity funds focused in the technology, financial services or health care sectors. The Fund may also invest, in certain circumstances, in some other combination of funds and sectors. The Fund's sector breakdown at September 30, 2003 is shown below.

                       SECTOR BREAKDOWN % of Net Assets

               Financial Services                           21.4%
               Technology                                   32.1%
               Biotechnology                                 6.1%
               Health Care                                  19.3%
               Leisure Industry                              8.1%
               International                                11.6%
               U.S. Treasury                                 1.1%
               Other Assets, less Liabilities                0.3%

                                   AGGRESSIVE
                                     GROWTH                  S&P 500
                                   ----------                -------
Three months                          8.98%                    2.65%
Six months                           32.84%                   18.45%
One year                             37.19%                   24.40%
Average annual since
  inception 6/21/01                 (4.17)%                  (7.59)%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. The investment return and principal value of an investment will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index. Sector allocations are subject to change.

PORTFOLIO OF INVESTMENTS

GENERATION WAVE AGGRESSIVE GROWTH FUND
September 30, 2003 (Unaudited)                            Ticker Symbol:  GWAGX

DOMESTIC EQUITY FUNDS                                                SHARES        MARKET VALUE       % OF TOTAL
---------------------                                                ------        ------------       ----------
AIM INVESCO Leisure Fund - Investor Class                            46,759         $ 1,704,834           8.1%
FBR Small Cap Financial Fund - Class A                               74,196           2,239,242          10.7%
Firsthand Technology Value Fund                                     109,466           3,162,485          15.0%
Franklin Biotechnology Discovery Fund - Class A                      28,553           1,284,327           6.1%
Franklin Mutual Financial Services Fund - Class Z                   122,635           2,256,472          10.7%
Vanguard Health Care Fund - Admiral Class                            55,690           2,556,715          12.2%
                                                                                    -----------         ------
   TOTAL DOMESTIC EQUITY FUNDS (COST $12,447,304)                                    13,204,075          62.8%
                                                                                    -----------         ------

GLOBAL EQUITY FUNDS
Eaton Vance Worldwide Health Sciences Fund - Class A                159,229           1,504,716           7.2%
PIMCO RCM Global Technology Fund - Institutional                    126,264           3,582,110          17.0%
                                                                                    -----------         ------
   TOTAL GLOBAL EQUITY FUNDS (COST $4,803,115)                                        5,086,826          24.2%
                                                                                    -----------         ------

INTERNATIONAL EQUITY FUNDS
Matthews China Fund                                                 101,302           1,198,397           5.7%
Matthews Korea Fund                                                 298,714           1,233,689           5.9%
                                                                                    -----------         ------
   TOTAL INTERNATIONAL EQUITY FUNDS (COST $1,960,096)                                 2,432,086          11.6%
                                                                                    -----------         ------

MONEY MARKET FUND
Federated Treasury Obligations Fund - Class SS                      220,762             220,762           1.1%
                                                                                    -----------         ------
   TOTAL MONEY MARKET FUND (COST $220,762)                                              220,762           1.1%
                                                                                    -----------         ------

TOTAL INVESTMENTS (COST $19,431,277)                                                 20,943,749          99.7%
Other Assets, less Liabilities                                                           70,213           0.3%
                                                                                    -----------         ------
NET ASSETS                                                                          $21,013,962         100.0%
                                                                                    -----------         ------
                                                                                    -----------         ------

        HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

        Date         Generation Wave Aggressive Growth Fund    S&P 500 Index
        ----         --------------------------------------    -------------
     6/21/2001*<F1>                 $10,000                       $10,000
     6/30/2001                      $10,200                        $9,899
     9/30/2001                       $8,530                        $8,446
    12/31/2001                      $10,140                        $9,349
     3/31/2002                       $9,729                        $9,375
     6/30/2002                       $8,132                        $8,119
     9/30/2002                       $6,616                        $6,716
    12/31/2002                       $7,198                        $7,283
     3/31/2003                       $6,833                        $7,053
     6/30/2003                       $8,329                        $8,139
     9/30/2003                       $9,077                        $8,354

*<F1> Inception date 6/21/01

              See accompanying notes to the financial statements.

GENERATION WAVE GROWTH FUND

The investment objective of the Fund is capital appreciation over the long term while at times providing a low level of current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalization. The Advisor selects the mutual funds in which the Fund invests by applying its unique combination of objective and subjective criteria to over 12,000 mutual funds available on the market.

The Fund will typically invest in equity funds, which are similar or identical to those used by one or more of the other Funds and may include any type of equity fund (e.g., international equity, technology or health care). The Fund will allocate its assets to less aggressive equity funds (or to aggressive equity funds in lesser percentages) as compared to the Generation Wave Aggressive Growth Fund, and also may at times add fixed-income funds to the allocation, thus diminishing the risk and volatility as compared to the Generation Wave Aggressive Growth Fund. The Fund's sector breakdown at September 30, 2003 is shown below.

                     SECTOR BREAKDOWN % of Net Assets*<F2>

               Financial Services                           22.9%
               Technology                                   19.7%
               Health Care                                  26.6%
               Growth & Income                              20.2%
               International                                10.6%
               U.S. Treasury                                 0.3%

*<F2> Excludes net liabilities

                                               GROWTH             S&P 500
                                               -----              -------
Three months                                    7.13%               2.65%
Six months                                     27.62%              18.45%
One year                                       32.79%              24.40%
Average annual since
  inception 6/21/01                           (3.95)%             (7.59)%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. The investment return and principal value of an investment will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index. Sector allocations are subject to change.

PORTFOLIO OF INVESTMENTS

GENERATION WAVE GROWTH FUND
September 30, 2003 (Unaudited)                            Ticker Symbol:  GWGFX

DOMESTIC EQUITY FUNDS                                                SHARES        MARKET VALUE       % OF TOTAL
---------------------                                                ------        ------------       ----------
Calamos Growth Fund - Class A                                        82,291         $ 3,349,243           9.0%
Dodge & Cox Stock Fund                                               41,721           4,212,945          11.3%
FBR Small Cap Financial Fund - Class A                              152,514           4,602,885          12.3%
Firsthand Technology Value Fund                                      85,679           2,475,281           6.6%
Franklin Mutual Financial Services Fund - Class Z                   214,454           3,945,947          10.5%
North Track PSE Tech 100 Index Fund - Class A                        66,263           1,198,038           3.2%
Vanguard Health Care Fund - Admiral Class                           216,861           9,956,087          26.6%
                                                                                    -----------         ------
   TOTAL DOMESTIC EQUITY FUNDS (COST $27,286,844)                                    29,740,426          79.5%
                                                                                    -----------         ------

GLOBAL EQUITY FUND
PIMCO RCM Global Technology Fund - Institutional                    130,090           3,690,642           9.9%
                                                                                    -----------         ------
   TOTAL GLOBAL EQUITY FUND (COST $3,260,318)                                         3,690,642           9.9%
                                                                                    -----------         ------

INTERNATIONAL EQUITY FUNDS
First Eagle Overseas Fund - Class I                                 116,454           1,969,234           5.3%
Oakmark International Fund - Class I                                127,677           2,000,700           5.3%
                                                                                    -----------         ------
   TOTAL INTERNATIONAL EQUITY FUNDS (COST $3,100,000)                                 3,969,934          10.6%
                                                                                    -----------         ------

MONEY MARKET FUND
Federated Treasury Obligations Fund - Class SS                       96,664              96,664           0.3%
                                                                                    -----------         ------
   TOTAL MONEY MARKET FUND (COST $96,664)                                                96,664           0.3%
                                                                                    -----------         ------

TOTAL INVESTMENTS (COST $33,743,826)                                                 37,497,666         100.3%
Liabilities, less Other Assets                                                         (109,205)        (0.3)%
                                                                                    -----------         ------
NET ASSETS                                                                          $37,388,461         100.0%
                                                                                    -----------         ------
                                                                                    -----------         ------

        HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

        Date            Generation Wave Growth Fund            S&P 500 Index
        ----            ---------------------------            -------------
     6/21/2001*<F3>               $10,000                         $10,000
     6/30/2001                    $10,210                          $9,899
     9/30/2001                    $8,740                           $8,446
    12/31/2001                    $10,020                          $9,349
     3/31/2002                    $9,790                           $9,375
     6/30/2002                    $8,430                           $8,119
     9/30/2002                    $6,870                           $6,716
    12/31/2002                    $7,480                           $7,283
     3/31/2003                    $7,148                           $7,053
     6/30/2003                    $8,515                           $8,139
     9/30/2003                    $9,123                           $8,354

*<F3> Inception date 6/21/01

              See accompanying notes to the financial statements.

GENERATION WAVE ALTERNATIVE GROWTH FUND

The investment objective of the Fund is capital appreciation over the long term while providing a moderate level of current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalization and fixed-income securities of varying types. The Advisor selects the mutual funds in which the Fund invests by applying its unique combination of objective and subjective criteria to over 12,000 mutual funds available on the market.

The equity funds in which the Fund may invest may be similar or identical to those used by one or more of the other Funds and may include any type of equity fund (e.g., international equity, technology or health care). The Fund may also be invested in a broad mix of fixed-income funds made up of securities with varying maturities and credit qualities, while at other times, the Fund may be invested in just one particular type of fixed-income fund. The fixed-income fund component of the Fund's allocation helps to diminish the overall risk and volatility as compared to the other more aggressive Funds. The Fund's sector breakdown at September 30, 2003 is shown below.

                     SECTOR BREAKDOWN % of Net Assets*<F4>

               Financial Services                           14.2%
               Technology                                   13.2%
               Health Care                                  10.4%
               Growth & Income                              29.8%
               Government & Corporate                       13.5%
               International                                 9.0%
               Balanced                                      9.5%
               U.S. Treasury                                 0.6%

*<F4> Excludes net liabilities

                                            ALTERNATIVE
                                               GROWTH             S&P 500
                                            -----------           -------
Three months                                    4.62%               2.65%
Six months                                     18.80%              18.45%
One year                                       20.91%              24.40%
Average annual since
  inception 6/21/01                           (2.47)%             (7.59)%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. The investment return and principal value of an investment will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index. Sector allocations are subject to change.

PORTFOLIO OF INVESTMENTS

GENERATION WAVE ALTERNATIVE GROWTH FUND
September 30, 2003 (Unaudited)                            Ticker Symbol:  GWLGX

DOMESTIC BALANCED FUND                                               SHARES        MARKET VALUE       % OF TOTAL
---------------------                                                ------        ------------       ----------
Franklin U.S. Long-Short Fund                                        83,489         $ 1,316,623           9.5%
                                                                                    -----------         ------
   TOTAL DOMESTIC BALANCED FUND (COST $1,340,000)                                     1,316,623           9.5%
                                                                                    -----------         ------

DOMESTIC BOND FUNDS
Evergreen Adjustable Rate Fund - Institutional                       71,487             686,278           5.0%
Fremont Bond Fund                                                   178,594           1,880,590          13.5%
                                                                                    -----------         ------
   TOTAL DOMESTIC BOND FUNDS (COST $2,527,522)                                        2,566,868          18.5%
                                                                                    -----------         ------

DOMESTIC EQUITY FUNDS
Calamos Growth Fund - Class A                                        31,002           1,261,765           9.1%
Dodge & Cox Stock Fund                                               21,754           2,196,687          15.8%
Franklin Mutual Financial Services Fund - Class Z                   107,382           1,975,833          14.2%
Vanguard Health Care Fund - Admiral Class                            31,502           1,446,278          10.4%
                                                                                    -----------         ------
   TOTAL DOMESTIC EQUITY FUNDS (COST $6,309,573)                                      6,880,563          49.5%
                                                                                    -----------         ------

GLOBAL EQUITY FUND
PIMCO RCM Global Technology Fund - Institutional                     64,359           1,825,877          13.1%
                                                                                    -----------         ------
   TOTAL GLOBAL EQUITY FUND (COST $1,683,188)                                         1,825,877          13.1%
                                                                                    -----------         ------

INTERNATIONAL EQUITY FUND
Oakmark International Fund - Class I                                 79,722           1,249,244           9.0%
                                                                                    -----------         ------
   TOTAL INTERNATIONAL EQUITY FUND (COST $975,000)                                    1,249,244           9.0%
                                                                                    -----------         ------

MONEY MARKET FUND
Federated Treasury Obligations Fund - Class SS                       77,187              77,187           0.6%
                                                                                    -----------         ------
   TOTAL MONEY MARKET FUND (COST $77,187)                                                77,187           0.6%
                                                                                    -----------         ------

TOTAL INVESTMENTS (COST $12,912,470)                                                 13,916,362         100.2%
Liabilities, less Other Assets                                                          (24,784)        (0.2)%
                                                                                    -----------         ------
NET ASSETS                                                                          $13,891,578         100.0%
                                                                                    -----------         ------
                                                                                    -----------         ------

        HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

     Date        Generation Wave Alternative Growth Fund       S&P 500 Index
     ----        ---------------------------------------       -------------
   6/21/2001*<F5>               $10,000                           $10,000
   6/30/2001                    $10,170                            $9,899
   9/30/2001                     $8,880                            $8,446
  12/31/2001                     $9,950                            $9,349
   3/31/2002                     $9,915                            $9,375
   6/30/2002                     $8,919                            $8,119
   9/30/2002                     $7,813                            $6,716
  12/31/2002                     $8,256                            $7,283
   3/31/2003                     $7,952                            $7,053
   6/30/2003                     $9,030                            $8,139
   9/30/2003                     $9,447                            $8,354

*<F5> Inception date 6/21/01

              See accompanying notes to the financial statements.

GENERATION WAVE BALANCED FUND

The investment objective of the Fund is to provide current income and a low to moderate level of capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in fixed-income securities with varying maturities and credit qualities. The Fund may also invest in equity funds of varying types. The Advisor selects the mutual funds in which the Fund invests by applying its unique combination of objective and subjective criteria to over 12,000 mutual funds available on the market.

The fixed-income funds in which the Fund invests may be similar or identical to those used by one or more other Funds and may include types such as high-yield, convertible bond or municipal securities. Likewise, equity funds that the Fund may invest in may include any type of equity fund. Since the Fund's investments will typically involve a majority of fixed-income funds, the ups and downs of the equity market are cushioned. The Fund's sector breakdown at September 30, 2003 is shown below.

                     SECTOR BREAKDOWN % of Net Assets*<F6>

               Balanced                                     40.6%
               Financial Services                            6.9%
               Technology                                    6.2%
               Government & Corporate                       13.1%
               Growth & Income                              27.6%
               Health Care                                  10.6%
               U.S. Treasury                                 3.4%

*<F6> Excludes net liabilities

                                              BALANCED            S&P 500
                                              --------            -------
Three months                                    1.50%               2.65%
Six months                                      8.24%              18.45%
One year                                       11.74%              24.40%
Average annual since
  inception 6/21/01                           (0.11)%             (7.59)%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. The investment return and principal value of an investment will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index. Sector allocations are subject to change.

PORTFOLIO OF INVESTMENTS

GENERATION WAVE BALANCED FUND
September 30, 2003 (Unaudited)                           Ticker Symbol:  GWBGX

DOMESTIC BALANCED FUNDS                                              SHARES        MARKET VALUE       % OF TOTAL
---------------------                                                ------        ------------       ----------
Dodge & Cox Balanced Fund                                             7,733          $  521,279          20.3%
Franklin U.S. Long-Short Fund                                        33,333             525,667          20.4%
                                                                                     ----------         ------
   TOTAL DOMESTIC BALANCED FUNDS (COST $1,036,547)                                    1,046,946          40.7%
                                                                                     ----------         ------

DOMESTIC BOND FUNDS
Evergreen Adjustable Rate Fund - Institutional                       52,056             499,743          19.4%
Fremont Bond Fund                                                    32,069             337,692          13.1%
Neuberger Berman High Income
  Bond Fund - Institutional                                          22,949             210,901           8.2%
                                                                                     ----------         ------
   TOTAL DOMESTIC BOND FUNDS (COST $1,038,992)                                        1,048,336          40.7%
                                                                                     ----------         ------

DOMESTIC EQUITY FUNDS
Franklin Mutual Financial Services Fund - Class Z                     9,638             177,343           6.9%
Vanguard Health Care Fund - Admiral Class                             5,920             271,766          10.5%
                                                                                     ----------         ------
   TOTAL DOMESTIC EQUITY FUNDS (COST $380,636)                                          449,109          17.4%
                                                                                     ----------         ------

GLOBAL EQUITY FUND
PIMCO RCM Global Technology Fund - Institutional                      5,640             159,995           6.2%
                                                                                     ----------         ------
   TOTAL GLOBAL EQUITY FUND (COST $106,081)                                             159,995           6.2%
                                                                                     ----------         ------

MONEY MARKET FUND
Federated Treasury Obligations Fund - Class SS                       86,757              86,757           3.4%
                                                                                     ----------         ------
   TOTAL MONEY MARKET FUND (COST $86,757)                                                86,757           3.4%
                                                                                     ----------         ------

TOTAL INVESTMENTS (COST $2,649,013)                                                   2,791,143         108.4%
Liabilities, less Other Assets                                                         (215,415)        (8.4)%
                                                                                     ----------         ------
NET ASSETS                                                                           $2,575,728         100.0%
                                                                                     ----------         ------
                                                                                     ----------         ------

        HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

        Date           Generation Wave Balanced Fund           S&P 500 Index
        ----           -----------------------------           -------------
     6/21/2001*<F7>               $10,000                         $10,000
     6/30/2001                    $10,000                          $9,899
     9/30/2001                     $9,340                          $8,446
    12/31/2001                    $10,100                          $9,349
     3/31/2002                    $10,151                          $9,375
     6/30/2002                     $9,503                          $8,119
     9/30/2002                     $8,926                          $6,716
    12/31/2002                     $9,250                          $7,283
     3/31/2003                     $9,215                          $7,053
     6/30/2003                     $9,827                          $8,139
     9/30/2003                     $9,974                          $8,354

*<F7> Inception date 6/21/01

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2003 (Unaudited)

                                              GENERATION WAVE     GENERATION WAVE     GENERATION WAVE     GENERATION WAVE
                                             AGGRESSIVE GROWTH         GROWTH        ALTERNATIVE GROWTH       BALANCED
                                                    FUND                FUND                FUND                FUND
                                             -----------------    ---------------    ------------------   ---------------
ASSETS
Investments in securities
     At acquisition cost                         $19,431,277         $33,743,826         $12,912,470          $2,649,013
                                                 -----------         -----------         -----------          ----------
                                                 -----------         -----------         -----------          ----------
     At value                                    $20,943,749         $37,497,666         $13,916,362          $2,791,143
Income receivable                                        424                  45               1,405               1,321
Receivable for capital shares sold                   106,385                  --                  --                  --
Receivable from Advisor                                   --                  --                  --               4,486
Other assets                                          12,800              16,769              11,663               9,267
                                                 -----------         -----------         -----------          ----------
     TOTAL ASSETS                                 21,063,358          37,514,480          13,929,430           2,806,217
                                                 -----------         -----------         -----------          ----------

LIABILITIES
Payable to Advisor                                     8,052              18,248               3,222                  --
Payable to affiliates                                 28,319              49,932              23,110              11,223
Payable for shareholder servicing fees                 3,467               6,531               2,522                 432
Loan payable                                              --              41,000                  --             209,000
Accrued interest payable                                  --                 137                  --                 697
Accrued expenses and other liabilities                 9,558              10,171               8,998               9,137
                                                 -----------         -----------         -----------          ----------
     TOTAL LIABILITIES                                49,396             126,019              37,852             230,489
                                                 -----------         -----------         -----------          ----------

NET ASSETS                                       $21,013,962         $37,388,461         $13,891,578          $2,575,728
                                                 -----------         -----------         -----------          ----------
                                                 -----------         -----------         -----------          ----------

Net assets consist of:
Paid-in capital                                  $22,986,108         $42,967,615         $14,960,536          $2,724,253
Accumulated net investment income (loss)            (137,705)           (224,175)             15,710                  16
Accumulated net realized loss                     (3,346,913)         (9,108,819)         (2,088,560)           (290,671)
Net unrealized appreciation on investments         1,512,472           3,753,840           1,003,892             142,130
                                                 -----------         -----------         -----------          ----------
NET ASSETS                                       $21,013,962         $37,388,461         $13,891,578          $2,575,728
                                                 -----------         -----------         -----------          ----------
                                                 -----------         -----------         -----------          ----------

Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  $0.001 par value)                                2,340,974           4,149,826           1,495,876             269,657
                                                 -----------         -----------         -----------          ----------
                                                 -----------         -----------         -----------          ----------

Net asset value, redemption price and
  offering price per share                       $      8.98         $      9.01         $      9.29          $     9.55
                                                 -----------         -----------         -----------          ----------
                                                 -----------         -----------         -----------          ----------

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 2003 (Unaudited)

                                              GENERATION WAVE     GENERATION WAVE     GENERATION WAVE     GENERATION WAVE
                                             AGGRESSIVE GROWTH         GROWTH        ALTERNATIVE GROWTH       BALANCED
                                                    FUND                FUND                FUND                FUND
                                             -----------------    ---------------    ------------------   ---------------
INVESTMENT INCOME
Dividend income                                   $    4,406          $   42,775          $   74,735            $ 32,156
                                                  ----------          ----------          ----------            --------

EXPENSES
Advisory fees                                         90,000             169,069              63,853              13,380
Administration fees                                   29,099              52,550              23,475               9,867
Shareholder servicing fees                            23,684              44,492              16,804               3,521
Fund accounting fees                                  20,635              35,253              17,136               8,769
Federal and state registration fees                    7,454               7,840               7,435               7,435
Transfer agent fees and expenses                       6,977               9,699               6,405               4,831
Audit fees                                             4,697               4,697               4,628               4,697
Legal fees                                             2,838               2,848               2,848               2,694
Custody fees                                           2,127               3,887               1,508                 432
Reports to shareholders                                1,784               2,313               1,054                 688
Trustees' fees and related expenses                      802                 801                 802                 801
Other expenses                                         3,408               6,592               2,661                 940
                                                  ----------          ----------          ----------            --------
     TOTAL EXPENSES
       BEFORE INTEREST EXPENSE                       193,505             340,041             148,609              58,055
     Interest expense                                     16               2,786                 394               3,471
                                                  ----------          ----------          ----------            --------
     TOTAL EXPENSES                                  193,521             342,827             149,003              61,526
     Less waivers and reimbursement by Advisor       (51,410)            (75,877)            (48,177)            (40,400)
                                                  ----------          ----------          ----------            --------
     NET EXPENSES                                    142,111             266,950             100,826              21,126
                                                  ----------          ----------          ----------            --------

NET INVESTMENT INCOME (LOSS)                        (137,705)           (224,175)            (26,091)             11,030
                                                  ----------          ----------          ----------            --------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)
  from security transactions                        (180,564)           (648,577)            (15,117)                784
Capital gain distributions from
  other investment companies                              --                  --               5,980               1,073
Change in net unrealized
  appreciation/depreciation on investments         5,403,651           9,209,135           2,287,362             220,412
                                                  ----------          ----------          ----------            --------
NET REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS                              5,223,087           8,560,558           2,278,225             222,269
                                                  ----------          ----------          ----------            --------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                 $5,085,382          $8,336,383          $2,252,134            $233,299
                                                  ----------          ----------          ----------            --------
                                                  ----------          ----------          ----------            --------

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                             GENERATION WAVE                         GENERATION WAVE
                                                          AGGRESSIVE GROWTH FUND                       GROWTH FUND
                                                   ------------------------------------    ------------------------------------
                                                    SIX MONTHS ENDED                        SIX MONTHS ENDED
                                                   SEPTEMBER 30, 2003      YEAR ENDED      SEPTEMBER 30, 2003      YEAR ENDED
                                                      (UNAUDITED)        MARCH 31, 2003       (UNAUDITED)        MARCH 31, 2003
                                                   ------------------    --------------    -----------------     --------------
FROM OPERATIONS
   Net investment loss                                $  (137,705)        $  (250,441)        $  (224,175)        $  (404,162)
   Net realized loss from security transactions          (180,564)         (3,193,566)           (648,577)         (8,614,078)
   Capital gain distributions from
     other investment companies                                --             152,846                  --             601,314
   Change in net unrealized
     appreciation/depreciation on investments           5,403,651          (4,004,822)          9,209,135          (5,653,565)
                                                      -----------         -----------         -----------         -----------
Net increase (decrease) in net assets
  from operations                                       5,085,382          (7,295,983)          8,336,383         (14,070,491)
                                                      -----------         -----------         -----------         -----------

FROM DISTRIBUTIONS
   Net realized gain on investments                            --            (117,044)                 --            (439,145)
                                                      -----------         -----------         -----------         -----------
Net decrease in net assets resulting
  from distributions paid                                      --            (117,044)                 --            (439,145)
                                                      -----------         -----------         -----------         -----------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                            1,199,351           2,061,728             969,858           2,983,614
   Net asset value of shares issued in
     reinvestment of distributions to shareholders             --             115,554                  --             436,426
   Payments for shares redeemed                          (823,440)         (4,970,604)         (3,285,712)        (12,723,429)
                                                      -----------         -----------         -----------         -----------
Net increase (decrease) in net assets
  from capital share transactions                         375,911          (2,793,322)         (2,315,854)         (9,303,389)
                                                      -----------         -----------         -----------         -----------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                         5,461,293         (10,206,349)          6,020,529         (23,813,025)

NET ASSETS:
   Beginning of period                                 15,552,669          25,759,018          31,367,932          55,180,957
                                                      -----------         -----------         -----------         -----------
   End of period                                      $21,013,962         $15,552,669         $37,388,461         $31,367,932
                                                      -----------         -----------         -----------         -----------
                                                      -----------         -----------         -----------         -----------
ACCUMULATED NET
  INVESTMENT LOSS                                     $  (137,705)        $        --         $  (224,175)        $        --
                                                      -----------         -----------         -----------         -----------
                                                      -----------         -----------         -----------         -----------

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                              GENERATION WAVE                         GENERATION WAVE
                                                          ALTERNATIVE GROWTH FUND                      BALANCED FUND
                                                   ------------------------------------    ------------------------------------
                                                    SIX MONTHS ENDED                        SIX MONTHS ENDED
                                                   SEPTEMBER 30, 2003      YEAR ENDED      SEPTEMBER 30, 2003      YEAR ENDED
                                                      (UNAUDITED)        MARCH 31, 2003       (UNAUDITED)        MARCH 31, 2003
                                                   ------------------    --------------    -----------------     --------------
FROM OPERATIONS
   Net investment income (loss)                        $  (26,091)        $    41,803          $   11,030          $   70,770
   Net realized gain (loss)
     from security transactions                           (15,117)         (2,127,548)                784            (298,425)
   Capital gain distributions from
     other investment companies                             5,980             137,225               1,073              14,465
   Change in net unrealized
     appreciation/depreciation on investments           2,287,362          (1,561,946)            220,412             (70,019)
                                                      -----------         -----------          ----------          ----------
Net increase (decrease) in net assets
  from operations                                       2,252,134          (3,510,466)            233,299            (283,209)
                                                      -----------         -----------          ----------          ----------

FROM DISTRIBUTIONS
   Net investment income                                       --                  --             (11,134)            (82,745)
   Net realized gain on investments                            --            (152,436)                 --             (19,658)
                                                      -----------         -----------          ----------          ----------
Net decrease in net assets resulting
  from distributions paid                                      --            (152,436)            (11,134)           (102,403)
                                                      -----------         -----------          ----------          ----------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                              479,970           1,110,434              95,060           4,070,685
   Net asset value of shares issued in
     reinvestment of distributions to shareholders             --             149,881              10,934             102,127
   Payments for shares redeemed                        (1,186,490)         (4,512,854)           (997,233)         (2,996,024)
                                                      -----------         -----------          ----------          ----------
Net increase (decrease) in net assets
  from capital share transactions                        (706,520)         (3,252,539)           (891,239)          1,176,788
                                                      -----------         -----------          ----------          ----------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                         1,545,614          (6,915,441)           (669,074)            791,176

NET ASSETS:
   Beginning of period                                 12,345,964          19,261,405           3,244,802           2,453,626
                                                      -----------         -----------          ----------          ----------
   End of period                                      $13,891,578         $12,345,964          $2,575,728          $3,244,802
                                                      -----------         -----------          ----------          ----------
                                                      -----------         -----------          ----------          ----------
ACCUMULATED NET
  INVESTMENT INCOME                                   $    15,710         $    41,801          $       16          $      120
                                                      -----------         -----------          ----------          ----------
                                                      -----------         -----------          ----------          ----------

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

                                                                           GENERATION WAVE
                                                                       AGGRESSIVE GROWTH FUND
                                                   ---------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                   SEPTEMBER 30, 2003      YEAR ENDED            PERIOD ENDED
                                                      (UNAUDITED)        MARCH 31, 2003      MARCH 31, 2002(1)<F8>
                                                   ------------------    --------------      ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $  6.76             $  9.69                $ 10.00
                                                        -------             -------                -------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                                    (0.06)(5)<F12>      (0.11)(5)<F12>         (0.05)(5)<F12>
   Net realized and unrealized
     gain (loss) on investments                            2.28               (2.77)                 (0.22)
                                                        -------             -------                -------
Total from investment operations                           2.22               (2.88)                 (0.27)
                                                        -------             -------                -------

LESS DISTRIBUTIONS PAID:
   From net realized gain on investments                     --               (0.05)                 (0.04)
                                                        -------             -------                -------
Total distributions paid                                     --               (0.05)                 (0.04)
                                                        -------             -------                -------

NET ASSET VALUE, END OF PERIOD                          $  8.98             $  6.76                $  9.69
                                                        -------             -------                -------
                                                        -------             -------                -------

TOTAL RETURN(2)<F9>                                      32.84%            (29.77)%                (2.71)%
                                                        -------             -------                -------
                                                        -------             -------                -------

SUPPLEMENTAL DATA AND RATIOS:

Net assets at end of period (000's)                     $21,014             $15,553                $25,759

Ratio of expenses to average
  net assets(3)<F10>(4)<F11>                              1.50%               1.50%                  1.50%

Ratio of net investment loss to average
  net assets(3)<F10>(4)<F11>                            (1.46)%             (1.34)%                (0.90)%

Portfolio turnover rate(2)<F9>                            1.36%              43.50%                 19.50%

(1)<F8>    Fund commenced operations on June 21, 2001.
(2)<F9>    Not annualized for periods less than a full year.
(3)<F10> Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 2.04%, 2.11% and 1.96% and the ratio of net investment loss to average net assets would have been (2.00)%, (1.95)% and (1.36)% for the periods ended September 30, 2003, March 31, 2003 and March 31, 2002, respectively.
(4)<F11>   Annualized.
(5)<F12> Per share net investment loss was calculated prior to tax adjustments.

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

                                                                           GENERATION WAVE
                                                                             GROWTH FUND
                                                   ---------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                   SEPTEMBER 30, 2003      YEAR ENDED            PERIOD ENDED
                                                      (UNAUDITED)        MARCH 31, 2003     MARCH 31, 2002(1)<F13>
                                                   ------------------    --------------     ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $  7.06             $  9.79                 $ 10.00
                                                        -------             -------                 -------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                                    (0.05)(5)<F17>      (0.09)(5)<F17>          (0.04)(5)<F17>
   Net realized and unrealized
     gain (loss) on investments                            2.00               (2.55)                  (0.17)
                                                        -------             -------                 -------
Total from investment operations                           1.95               (2.64)                  (0.21)
                                                        -------             -------                 -------

LESS DISTRIBUTIONS PAID:
   From net realized gain on investments                     --               (0.09)                     --
                                                        -------             -------                 -------
Total distributions paid                                     --               (0.09)                     --
                                                        -------             -------                 -------

NET ASSET VALUE, END OF PERIOD                          $  9.01             $  7.06                 $  9.79
                                                        -------             -------                 -------
                                                        -------             -------                 -------

TOTAL RETURN(2)<F14>                                     27.62%            (26.98)%                 (2.10)%
                                                        -------             -------                 -------
                                                        -------             -------                 -------

SUPPLEMENTAL DATA AND RATIOS:

Net assets at end of period (000's)                     $37,388             $31,368                 $55,181

Ratio of expenses to average
  net assets(3)<F15>(4)<F16>                              1.50%               1.50%                   1.50%

Ratio of net investment loss to average
  net assets(3)<F15>(4)<F16>                            (1.26)%             (1.04)%                 (0.63)%

Portfolio turnover rate(2)<F14>                           0.12%              39.50%                  27.91%

(1)<F13>   Fund commenced operations on June 21, 2001.
(2)<F14>   Not annualized for periods less than a full year.
(3)<F15> Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 1.93%, 2.08% and 1.76% and the ratio of net investment loss to average net assets would have been (1.69)%, (1.62)% and (0.89)% for the periods ended September 30, 2003, March 31, 2003 and March 31, 2002, respectively.
(4)<F16>   Annualized.
(5)<F17> Per share net investment loss was calculated prior to tax adjustments.

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

                                                                           GENERATION WAVE
                                                                       ALTERNATIVE GROWTH FUND
                                                   ---------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                   SEPTEMBER 30, 2003      YEAR ENDED            PERIOD ENDED
                                                      (UNAUDITED)        MARCH 31, 2003     MARCH 31, 2002(1)<F18>
                                                   ------------------    --------------     ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $  7.82             $  9.86                 $ 10.00
                                                        -------             -------                 -------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                           (0.02)(6)<F23>       0.03                    0.04(6)<F23>
   Net realized and unrealized
     gain (loss) on investments                            1.49               (1.98)                  (0.13)
                                                        -------             -------                 -------
Total from investment operations                           1.47               (1.95)                  (0.09)
                                                        -------             -------                 -------

LESS DISTRIBUTIONS PAID:
   From net investment income                                --                  --                   (0.05)
   From net realized gain on investments                     --               (0.09)                     --(5)<F22>
                                                        -------             -------                 -------
Total distributions paid                                     --               (0.09)                  (0.05)
                                                        -------             -------                 -------

NET ASSET VALUE, END OF PERIOD                          $  9.29             $  7.82                 $  9.86
                                                        -------             -------                 -------
                                                        -------             -------                 -------

TOTAL RETURN(2)<F19>                                     18.80%            (19.79)%                 (0.85)%
                                                        -------             -------                 -------
                                                        -------             -------                 -------

SUPPLEMENTAL DATA AND RATIOS:

Net assets at end of period (000's)                     $13,892             $12,346                 $19,261

Ratio of expenses to average
  net assets(3)<F20>(4)<F21>                              1.50%               1.50%                   1.50%

Ratio of net investment income (loss)
  to average net assets(3)<F20>(4)<F21>                 (0.39)%               0.29%                   0.63%

Portfolio turnover rate(2)<F19>                           0.61%              41.57%                  19.36%

(1)<F18>   Fund commenced operations on June 21, 2001.
(2)<F19>   Not annualized for periods less than a full year.
(3)<F20> Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 2.22%, 2.25% and 2.12% and the ratio of net investment income (loss) to average net assets would have been (1.11)%, (0.46)% and 0.01% for the periods ended September 30, 2003, March 31, 2003 and March 31, 2002, respectively.
(4)<F21>   Annualized.
(5)<F22>   Less than one cent per share.
(6)<F23> Per share net investment income (loss) was calculated prior to tax adjustments.

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

                                                                           GENERATION WAVE
                                                                        BALANCED FUND(6)<F29>
                                                   ---------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                   SEPTEMBER 30, 2003      YEAR ENDED            PERIOD ENDED
                                                      (UNAUDITED)        MARCH 31, 2003     MARCH 31, 2002(1)<F24>
                                                   ------------------    --------------     ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $  8.86             $ 10.03                 $ 10.00
                                                        -------             -------                 -------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                   0.04(5)<F28>        0.15                    0.17
   Net realized and unrealized
     gain (loss) on investments                            0.69               (1.07)                  (0.02)
                                                        -------             -------                 -------
Total from investment operations                           0.73               (0.92)                   0.15
                                                        -------             -------                 -------

LESS DISTRIBUTIONS PAID:
   From net investment income                             (0.04)              (0.20)                  (0.12)
   From net realized gain on investments                     --               (0.05)                     --
                                                        -------             -------                 -------
Total distributions paid                                  (0.04)              (0.25)                  (0.12)
                                                        -------             -------                 -------

NET ASSET VALUE, END OF PERIOD                          $  9.55             $  8.86                 $ 10.03
                                                        -------             -------                 -------
                                                        -------             -------                 -------

TOTAL RETURN(2)<F25>                                      8.24%             (9.22)%                   1.51%
                                                        -------             -------                 -------
                                                        -------             -------                 -------

SUPPLEMENTAL DATA AND RATIOS:

Net assets at end of period (000's)                      $2,576              $3,245                  $2,454

Ratio of expenses to average
  net assets(3)<F26>(4)<F27>                              1.50%               1.50%                   1.50%

Ratio of net investment income to average
  net assets(3)<F26>(4)<F27>                              0.78%               1.99%                   2.67%

Portfolio turnover rate(2)<F25>                           1.17%              58.29%                  19.90%

(1)<F24>   Fund commenced operations on June 21, 2001.
(2)<F25>   Not annualized for periods less than a full year.
(3)<F26> Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 4.37%, 3.41% and 5.93% and the ratio of net investment income (loss) to average net assets would have been (2.09)%, 0.08% and (1.76)% for the periods ended September 30, 2003, March 31, 2003 and March 31, 2002, respectively.
(4)<F27>   Annualized.
(5)<F28> Per share net investment income was calculated prior to tax adjustments.
(6)<F29> Formerly the Generation Wave Balanced Growth Fund for the period ended March 31, 2002.

              See accompanying notes to the financial statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 2003 (Unaudited)

(1)  ORGANIZATION

MUTUALS.com (formerly 1-800-MUTUALS Advisor Series) (the "Trust") was organized as a Delaware business trust under a Declaration of Trust dated March 20, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Generation Wave Aggressive Growth Fund, Generation Wave Growth Fund, Generation Wave Alternative Growth Fund and Generation Wave Balanced Fund (formerly Generation Wave Balanced Growth Fund) (the "Funds"), each represent a distinct portfolio with its own investment objectives and policies within the Trust. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of each Fund are segregated, and a shareholder's interest is limited
to the Fund in which shares are held.   The Funds became effective and commenced
operations on June 21, 2001.

(2)  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP").

    (a) Investment Valuation - The assets of each Fund consist primarily, if not exclusively, of shares of underlying mutual funds, which are valued at their respective NAVs. Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying fund or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded (e.g., a foreign exchange or market), that security may be valued at its fair market value as determined in good faith in accordance with procedures approved by the underlying funds' Board of Trustees. The NAV of each Fund will fluctuate with the value of the securities held by the underlying funds in which it principally invests.

    (b) Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

    (c) Distributions to Shareholders - The Generation Wave Aggressive Growth, Growth and Alternative Growth Funds will distribute any net investment income and any net realized long or short-term capital gains at least annually. The Generation Wave Balanced Fund will distribute any net investment income at least quarterly and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The tax character of distributions paid during the six months ended September 30, 2003 and the year ended March 31, 2003 were as follows:

                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                           SEPTEMBER 30, 2003              MARCH 31, 2003
                                                        -------------------------     -------------------------
                                                        ORDINARY      LONG-TERM       ORDINARY      LONG-TERM
                                                         INCOME     CAPITAL GAINS      INCOME     CAPITAL GAINS
                                                        --------    -------------     --------    -------------
Generation Wave Aggressive Growth Fund                  $    --        $    --        $    --       $117,044
Generation Wave Growth Fund                                  --             --             --        439,145
Generation Wave Alternative Growth Fund                      --             --             --        152,436
Generation Wave Balanced Fund                            11,134             --         82,745         19,658

Due to inherent differences in the recognition of income, expenses and realized gains/losses under GAAP and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

As of September 30, 2003, the components of accumulated earnings on a tax basis were as follows:

                                          GENERATION WAVE                         GENERATION WAVE
                                             AGGRESSIVE       GENERATION WAVE       ALTERNATIVE       GENERATION WAVE
                                            GROWTH FUND         GROWTH FUND         GROWTH FUND        BALANCED FUND
                                          ---------------     ---------------     ---------------     ---------------
Cost basis of investments for
  federal income tax purposes               $19,516,910         $34,014,737         $12,939,978          $2,653,518
                                            -----------         -----------         -----------          ----------
                                            -----------         -----------         -----------          ----------
Unrealized appreciation                     $ 2,539,801         $ 4,671,043         $ 1,132,740          $  154,561
Unrealized depreciation                      (1,112,962)         (1,188,114)           (156,356)            (16,936)
                                            -----------         -----------         -----------          ----------
Net unrealized appreciation                   1,426,839           3,482,929             976,384             137,625
Undistributed ordinary income (loss)           (137,705)           (224,175)             15,710                  16
Accumulated capital losses                   (3,346,913)         (9,108,819)         (2,088,560)           (290,671)
                                            -----------         -----------         -----------          ----------
Total accumulated deficit                   $(2,057,779)        $(5,850,065)        $(1,096,466)         $ (153,030)
                                            -----------         -----------         -----------          ----------
                                            -----------         -----------         -----------          ----------

The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At March 31, 2003, the Funds had the following capital loss carryforwards:

                                               CARRYFORWARD       EXPIRATION
                                               ------------       ----------
Generation Wave Aggressive Growth Fund          $  927,831           2011
Generation Wave Growth Fund                      2,617,110           2011
Generation Wave Alternative Growth Fund            308,801           2011
Generation Wave Balanced Fund                          116           2011

At March 31, 2003 the Generation Wave Aggressive Growth, Growth, Alternative Growth and Balanced Funds had post-October losses of $2,152,885, $5,572,221, $1,743,114 and $287,907, respectively.

    (d) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (e) Other - Investment transactions are accounted for on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  TRANSACTIONS WITH AFFILIATES

The Trust has an Investment Advisory Agreement (the "Agreement") with MUTUALS.com, Inc. (the "Advisor"), with whom certain officers of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the annual rate of 0.95% of each Fund's average daily net assets. The Trust has also entered into a Shareholder Services Agreement with the Advisor, under which the Advisor and other third parties provide certain services to the shareholders. The Advisor receives an annual rate of 0.25% of each Fund's average daily net assets.

The Advisor has agreed to waive, through July 31, 2013, its management fee and/or reimburse the Funds' other expenses, including interest expense, to the extent necessary to ensure that the Funds' operating expenses do not exceed 1.50% of each Fund's average daily net assets. For the six months ended September 30, 2003, expenses of $51,410, $75,877, $48,177 and $40,400 were waived and reimbursed by the Advisor in the Generation Wave Aggressive Growth Fund, Generation Wave Growth Fund, Generation Wave Alternative Growth Fund and Generation Wave Balanced Fund, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund's expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

             GENERATION WAVE                   GENERATION WAVE
                AGGRESSIVE    GENERATION WAVE    ALTERNATIVE    GENERATION WAVE
               GROWTH FUND      GROWTH FUND      GROWTH FUND     BALANCED FUND
             ---------------- ---------------  ---------------- ---------------
     2005         $70,021         $85,501          $72,644          $65,892
     2006        $113,037        $226,932         $109,770          $68,044
     2007         $51,410         $75,877          $48,177          $40,400

The Advisor, through its affiliated broker, may also receive compensation by the way of commissions from the underlying funds' distributor and 12b-1 distribution fees and sub-transfer agent fees from the underlying funds in which the Funds invest. For the six months ended September 30, 2003, the Advisor received $6,123 of these fees.

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds. An officer of the Trust is affiliated with Quasar Distributors, LLC, which provides distribution services for the Funds.

(4)  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Generation Wave Aggressive Growth Fund were as follows:

                                                              SIX MONTHS ENDED       YEAR ENDED
                                                             SEPTEMBER 30, 2003    MARCH 31, 2003
                                                             ------------------    --------------
Shares sold                                                       144,958             276,015
Shares issued to holders in reinvestment of distributions              --              15,851
Shares redeemed                                                  (106,314)           (648,365)
                                                                 --------            --------
Net increase (decrease)                                            38,644            (356,499)
                                                                 --------            --------
                                                                 --------            --------

Transactions in shares of the Generation Wave Growth Fund were as follows:

                                                              SIX MONTHS ENDED       YEAR ENDED
                                                             SEPTEMBER 30, 2003    MARCH 31, 2003
                                                             ------------------    --------------
Shares sold                                                       117,986             368,080
Shares issued to holders in reinvestment of distributions              --              57,652
Shares redeemed                                                  (409,741)         (1,618,889)
                                                                 --------          ----------
Net decrease                                                     (291,755)         (1,193,157)
                                                                 --------          ----------
                                                                 --------          ----------

Transactions in shares of the Generation Wave Alternative Growth Fund were as follows:

                                                              SIX MONTHS ENDED       YEAR ENDED
                                                             SEPTEMBER 30, 2003    MARCH 31, 2003
                                                             ------------------    --------------
Shares sold                                                        54,889             133,410
Shares issued to holders in reinvestment of distributions              --              18,102
Shares redeemed                                                  (138,198)           (526,439)
                                                                 --------            --------
Net decrease                                                      (83,309)           (374,927)
                                                                 --------            --------
                                                                 --------            --------

Transactions in shares of the Generation Wave Balanced Fund were as follows:

                                                              SIX MONTHS ENDED       YEAR ENDED
                                                             SEPTEMBER 30, 2003    MARCH 31, 2003
                                                             ------------------    --------------
Shares sold                                                        10,314             440,225
Shares issued to holders in reinvestment of distributions           1,151              11,342
Shares redeemed                                                  (108,229)           (329,791)
                                                                 --------            --------
Net increase (decrease)                                           (96,764)            121,776
                                                                 --------            --------
                                                                 --------            --------

(5)  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended September 30, 2003, are summarized below:

                                                   PURCHASES          SALES
                                                   ---------          -----
Generation Wave Aggressive Growth Fund              $253,734       $  289,990
Generation Wave Growth Fund                           42,587        2,791,810
Generation Wave Alternative Growth Fund               80,755          969,835
Generation Wave Balanced Fund                         33,985          736,043

There were no purchases or sales of U.S. government securities for any of the Funds.

(6)  CREDIT FACILITY

U.S. Bank, N.A. (the "Bank") has made available to the Generation Wave Aggressive Growth Fund ("Aggressive Growth Fund"), the Generation Wave Growth Fund ("Growth Fund") and the Generation Wave Alternative Growth Fund ("Alternative Growth Fund") a credit facility pursuant to three separate Loan and Security Agreements for each of the above mentioned Funds dated March 7, 2002 for the purpose of purchasing portfolio securities. Pursuant to a Loan and Security Agreement dated March 7, 2003, the Bank has made a credit facility available to the Generation Wave Balanced Fund ("Balanced Fund"). For the periods April 1, 2003 through June 30, 2003, and July 1, 2003 through September 30, 2003, the interest rate on the outstanding principal amount was the Bank's Prime Rate of 4.25% and 4.00%, respectively. Advances are collateralized by a first lien against the Funds' assets. During the six months ended September 30, 2003, the Aggressive Growth, Growth, Alternative Growth and Balanced Funds had outstanding average daily balances of $727, $130,011, $18,049 and $166,902, respectively. The maximum amounts outstanding during the six months ended September 30, 2003 were $37,000, $821,000, $91,000 and $209,000, for the
Aggressive Growth, Growth, Alternative Growth and Balanced Funds, respectively. Interest expense amounted to $16 for the Aggressive Growth Fund, $2,786 for the Growth Fund, $394 for the Alternative Growth Fund and $3,471 for the Balanced Fund for the six months ended September 30, 2003. At September 30, 2003, the loan payable balances were $0, $41,000, $0 and $209,000 for the Aggressive Growth, Growth, Alternative Growth and Balanced Funds, respectively.

MUTUALS.COM

GENERATION WAVE AGGRESSIVE GROWTH FUND
GENERATION WAVE GROWTH FUND
GENERATION WAVE ALTERNATIVE GROWTH FUND
GENERATION WAVE BALANCED FUND

Investment Advisor                   MUTUALS.COM, INC.
                                     Plaza of the Americas
                                     700 North Pearl Street, LB #373
                                     Dallas, Texas 75201

Legal Counsel                        GODFREY & KAHN, S.C.
                                     780 North Water Street
                                     Milwaukee, Wisconsin 53202

Independent Auditors                 ERNST & YOUNG LLP
                                     111 East Kilbourn Avenue
                                     Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant,     U.S. BANCORP FUND SERVICES, LLC
and Fund Administrator               615 East Michigan Street
                                     Milwaukee, Wisconsin 53202

Custodian                            U.S. BANK, N.A.
                                     777 East Wisconsin Avenue
                                     Milwaukee, Wisconsin 53202

Distributor                          QUASAR DISTRIBUTORS, LLC
                                     615 East Michigan Street
                                     Milwaukee, Wisconsin 53202

(VICE FUND LOGO)

                                  SEMI-ANNUAL
                               September 30, 2003

INVESTMENT ADVISOR

MUTUALS.COM, INC.

MUTUALS.COM, INC.
PLAZA OF THE AMERICAS
700 NORTH PEARL STREET, LB #373
DALLAS, TEXAS 75201

PHONE:    1-800-MUTUALS
FAX:      1-888-MUTUALS
WEB:      WWW.VICEFUND.COM

                               TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                       3

PORTFOLIO OF INVESTMENTS                                                     4

INVESTMENT HIGHLIGHTS                                                        6

STATEMENT OF ASSETS AND LIABILITIES                                          7

STATEMENT OF OPERATIONS                                                      8

STATEMENTS OF CHANGES IN NET ASSETS                                          9

FINANCIAL HIGHLIGHTS                                                        10

NOTES TO FINANCIAL STATEMENTS                                               11

                             LETTER TO SHAREHOLDERS

                                                                November 5, 2003

Dear Fellow Shareholders,

In the shareholder letter included in our last annual report, dated March 31, 2003, we stated that "_in our opinion, a number of "vice stocks" are now undervalued and in a great position for growth". We were right. For the six-month period represented by this semi-annual report, the Vice Fund returned 29.74%, while the S&P 500 Index gained 18.45% and the Dow Jones Industrial Average rose 17.40%. The Vice Fund is also outperforming both indices on a year-to-date basis. More detailed return information is contained on page six of the report.

Next, I'd like to discuss some of our Fund's top performers since the last report, more as a way to explain our fund management philosophy than to brag about these individual securities. In the past six months, Multimedia Games, Inc. (MGAM) has become our top holding, Altria Group, Inc. (otherwise known as Phillip Morris) (MO), has moved up to number two and defense contractor ManTech International Corp. (MANT) has moved into the top ten holdings for the first time. Each company showed above average volatility in the past six months and saw their stock "go on sale" due to what we feel was a market over-reaction on a still solid stock. Each company's stock price rebounded well and ended up with substantial gains for the period. When each stock appeared "on sale" as it were, we purchased additional shares and profited nicely from the transaction.

Other stocks providing solid gains for the Fund include Central European Distribution Corp., Chicago Pizza & Brewery, Inc. and Fortune Brands, Inc. in alcohol; Scientific Games Corp., Kerzner International Ltd. and Ameristar Casinos, Inc. in gaming; General Dynamics Corp., United Defense Industries, Inc. and Rockwell Collins, Inc. in defense; and video game maker Electronic Arts Inc. I point these companies out in particular because they are not among our Fund's largest holdings. Through strategic buys, I believe we have stocked much of our top holdings with large, undervalued stocks - stocks that certainly have not experienced the high-flying returns of the holdings just mentioned. Since much of our growth has come from these holdings outside of our current top holdings, I feel that we are left with the top part of our portfolio undervalued and poised for growth, without a great deal of downside risk. We are excited about our top ten potentially undervalued holdings.

Overall, we remain confident in the steady, long-term returns available by investing in the industries of alcohol, gaming, tobacco and defense - the industries that our prospectus calls nearly "recession-proof".

Finally, if you are not familiar with the other funds offered by MUTUALS.com, please look them up. I think you will be interested in the fund holdings, as well as their returns and rankings. For more complete information about the Funds, including risks, fees and expenses, please visit our website at www.MUTUALS.com, and download a free prospectus. Please read it carefully before investing. General fund facts are available with information providers such as Morningstar, CBS Marketwatch, MSN and Quicken. The MUTUALS.com Funds include Generation Wave Aggressive Growth Fund (GWAGX), Generation Wave Growth Fund (GWGFX), Generation Wave Alternative Growth Fund (GWLGX) and Generation Wave Balanced Fund (GWBGX).

Thank you for your investment in the Vice Fund. Cheers.

/S/Dan S. Ahrens                             /s/Eric P. McDonald

Dan S. Ahrens, Vice President                Eric P. McDonald, President
MUTUALS.com, Inc.                            MUTUALS.com, Inc.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. The investment return and principal value of an investment will fluctuate so an investor's shares, when redeemed may be worth more or less than their original cost. The companies referenced above are not intended to be recommendations to buy or sell any security. Fund holdings are subject to change at any time. Please refer to the portfolio of investments within the semi-annual report for complete information regarding Fund holdings and performance.

Opinions expressed are those of MUTUALS.com, Inc. and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

Mutual fund investing involves risk; loss of principal is possible. This report is intended for shareholder use only and must be preceded or accompanied by a prospectus. Read it carefully before investing or sending money.

Mutual funds with a narrow investment focus may be subject to greater price fluctuations than funds with broader investment choices. The Vice Fund may invest in foreign securities which may involve greater volatility and political, economic and currency risks and differences in accounting methods.

Quasar Distributors, LLC, distributor.

PORTFOLIO OF INVESTMENTS

September 30, 2003 (Unaudited)                           Ticker Symbol:  VICEX

COMMON STOCKS                                                   SHARES      MARKET VALUE      % OF TOTAL
-------------                                                   ------      ------------      ----------
AEROSPACE/DEFENSE
Curtiss-Wright Corp.                                               700       $   49,434          0.8%
DRS Technologies, Inc.*<F30>                                     2,900           69,977          1.2%
General Dynamics Corp.                                           1,500          117,090          2.0%
Honeywell International Inc.                                     1,600           42,160          0.7%
L-3 Communications Holdings, Inc.*<F30>                          5,500          237,875          4.1%
Lockheed Martin Corp.                                            3,500          161,525          2.8%
ManTech International Corp. - Class A*<F30>                      9,300          231,384          4.0%
Northrop Grumman Corp.                                           2,000          172,440          3.0%
Rockwell Collins, Inc.                                             800           20,200          0.3%
United Defense Industries, Inc.*<F30>                            3,100           88,009          1.5%
United Technologies Corp.                                        2,600          200,928          3.4%
                                                                             ----------        ------
                                                                              1,391,022         23.8%
                                                                             ----------        ------

ALCOHOLIC BEVERAGES
Adolph Coors Co. - Class B                                       3,600          193,536          3.3%
Anheuser-Busch Companies, Inc.                                   4,500          222,030          3.8%
Central European Distribution Corp.*<F30>                        4,600          125,810          2.2%
Chicago Pizza & Brewery, Inc.*<F30>                              6,400           75,200          1.3%
Companhia de Bebidas das Americas (AmBev), ADR                   3,900           84,435          1.4%
Constellation Brands, Inc. - Class A*<F30>                       8,000          243,920          4.2%
Diageo plc, ADR                                                  4,300          189,845          3.2%
Fomento Economico Mexicano, S.A. de C.V., ADR                    2,200           83,930          1.4%
Fortune Brands, Inc.                                             1,600           90,800          1.6%
Heineken NV, ADR                                                 1,000           36,322          0.6%
                                                                             ----------        ------
                                                                              1,345,828         23.0%
                                                                             ----------        ------

CASINOS, GAMBLING & LOTTERIES
Alliance Gaming Corp.*<F30>                                      4,100           83,148          1.4%
Ameristar Casinos, Inc.*<F30>                                    4,400          110,176          1.9%
GTECH Holdings Corp.                                             3,700          158,545          2.7%
Harrah's Entertainment, Inc.                                     4,600          193,706          3.3%
Kerzner International Ltd.*<F30>                                 2,300           81,834          1.4%
MGM MIRAGE*<F30>                                                 4,600          168,130          2.9%
MTR Gaming Group, Inc.*<F30>                                     6,100           52,887          0.9%
Multimedia Games, Inc.*<F30>                                    10,100          367,539          6.3%
Penn National Gaming, Inc.*<F30>                                 3,300           70,356          1.2%
Scientific Games Corp. - Class A*<F30>                          13,200          150,612          2.6%
Shuffle Master, Inc.*<F30>                                       8,200          222,876          3.8%
                                                                             ----------        ------
                                                                              1,659,809         28.4%
                                                                             ----------        ------

ENTERTAINMENT SOFTWARE
Electronic Arts Inc.*<F30>                                       1,500          138,345          2.4%
THQ Inc.*<F30>                                                   3,200           52,544          0.9%
                                                                             ----------        ------
                                                                                190,889          3.3%
                                                                             ----------        ------

MISCELLANEOUS
Harley-Davidson, Inc.                                            3,300          159,060          2.7%
Microsoft Corp.                                                  3,900          108,381          1.9%
                                                                             ----------        ------
                                                                                267,441          4.6%
                                                                             ----------        ------

TOBACCO
Altria Group, Inc.                                               6,500          284,700          4.9%
British American Tobacco plc, ADR                               10,100          218,766          3.7%
Imperial Tobacco Group plc, ADR                                  3,700          122,174          2.1%
Loews Corp. - Carolina Group                                     2,700           62,100          1.1%
R.J. Reynolds Tobacco Holdings, Inc.                             2,000           79,080          1.4%
Standard Commercial Corp.                                        1,500           27,600          0.5%
Swedish Match AB, ADR                                              400           30,600          0.5%
Universal Corp.                                                  1,700           71,621          1.2%
UST Inc.                                                         2,700           94,986          1.6%
                                                                             ----------        ------
                                                                                991,627         17.0%
                                                                             ----------        ------
   TOTAL COMMON STOCKS (COST $5,095,901)                                      5,846,616        100.1%
                                                                             ----------        ------

SHORT-TERM INVESTMENTS
VARIABLE RATE DEMAND NOTES
American Family Financial Services Inc., 0.7407%                33,772           33,772          0.6%
Wisconsin Corporate Central Credit Union, 0.7900%               31,333           31,333          0.5%
                                                                             ----------        ------
   TOTAL SHORT-TERM INVESTMENTS (COST $65,105)                                   65,105          1.1%
                                                                             ----------        ------

TOTAL INVESTMENTS (COST $5,161,006)                                           5,911,721        101.2%
Liabilities, less Other Assets                                                  (71,356)        (1.2)%
                                                                             ----------        ------
NET ASSETS                                                                   $5,840,365        100.0%
                                                                             ----------        ------
                                                                             ----------        ------

ADR - American Depository Receipt
*<F30> Non-income producing

              See accompanying notes to the financial statements.

INVESTMENT HIGHLIGHTS

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

     Date          Vice Fund     S&P 500 Index     Dow Jones Industrial Average
     ----          ---------     -------------     ----------------------------
   8/30/2002       $10,000          $10,000                  $10,000
   8/31/2002       $10,000          $10,000                  $10,000
   9/30/2002        $9,510           $8,913                   $8,775
  10/31/2002        $9,570           $9,698                   $9,727
  11/30/2002        $9,370          $10,269                  $10,334
  12/31/2002        $9,400           $9,665                   $9,705
   1/31/2003        $8,840           $9,412                   $9,382
   2/28/2003        $8,400           $9,271                   $9,220
   3/31/2003        $8,490           $9,361                   $9,351
   4/30/2003        $9,220          $10,132                   $9,936
   5/31/2003        $9,820          $10,666                  $10,405
   6/30/2003       $10,334          $10,802                  $10,579
   7/31/2003       $10,424          $10,992                  $10,888
   8/31/2003       $10,744          $11,207                  $11,129
   9/30/2003       $11,015          $11,088                  $10,979

                     TOTAL RETURNS AS OF SEPTEMBER 30, 2003

                                            VICE FUND    S&P 500     DOW JONES
                                            ---------    -------     ---------

Three Months                                   6.59%       2.65%       3.78%
Six Months                                    29.74%      18.45%      17.40%
Average Annual One Year                       15.82%      24.40%      25.11%
Average Annual Since Inception (8/30/02)       9.32%       9.98%       8.99%

                    SECTOR BREAKDOWN % of Net Assets*<F31>

               Aerospace/Defense                            23.8%
               Alcoholic Beverages                          23.0%
               Casinos, Gambling & Lotteries                28.4%
               Entertainment Software                        3.3%
               Miscellaneous                                 4.6%
               Tobacco                                      17.0%
               Variable Rate Demand Notes                    1.1%

               *<F31> Excludes net liabilities.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. The investment return and principal value of an investment will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown on the graph and the table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. One cannot invest directly in an index.

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2003 (Unaudited)

ASSETS
Investments in securities
   At acquisition cost                                              $5,161,006
                                                                    ----------
                                                                    ----------
   At value                                                         $5,911,721
Income receivable                                                       12,234
Receivable for capital shares sold                                       4,422
Other assets                                                            13,931
                                                                    ----------
   TOTAL ASSETS                                                      5,942,308
                                                                    ----------

LIABILITIES
Payable for investments purchased                                       59,228
Payable to Advisor                                                      13,311
Payable to affiliates                                                   17,657
Payable for distribution fees                                            1,171
Payable for shareholder servicing fees                                   1,171
Accrued expenses and other liabilities                                   9,405
                                                                    ----------
   TOTAL LIABILITIES                                                   101,943
                                                                    ----------

NET ASSETS                                                          $5,840,365
                                                                    ----------
                                                                    ----------

Net assets consist of:
Paid-in capital                                                     $5,113,336
Accumulated net investment loss                                           (802)
Accumulated net realized loss                                          (22,884)
Net unrealized appreciation on investments                             750,715
                                                                    ----------
NET ASSETS                                                          $5,840,365
                                                                    ----------
                                                                    ----------

Shares of beneficial interest outstanding (unlimited number
  of shares authorized, $0.001 par value)                              530,787
                                                                    ----------
                                                                    ----------

Net asset value, redemption price and offering price per share      $    11.00
                                                                    ----------
                                                                    ----------

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2003 (Unaudited)

INVESTMENT INCOME
Dividend income(1)<F32>                                             $   42,447
Interest income                                                            273
                                                                    ----------
                                                                        42,720
                                                                    ----------

EXPENSES
Advisory fees                                                           23,615
Fund accounting fees                                                    15,899
Federal and state registration fees                                     11,418
Transfer agent fees and expenses                                        11,415
Administration fees                                                     10,739
Audit fees                                                               7,016
Distribution fees                                                        6,214
Shareholder servicing fees                                               6,214
Legal fees                                                               2,826
Reports to shareholders                                                  2,255
Custody fees                                                             1,859
Trustees' fees and related expenses                                        802
Other expenses                                                             521
                                                                    ----------
   TOTAL EXPENSES                                                      100,793
   Less waivers and reimbursement by Advisor                           (57,292)
                                                                    ----------
   NET EXPENSES                                                         43,501
                                                                    ----------

NET INVESTMENT LOSS                                                       (781)
                                                                    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions                            (5,859)
Change in net unrealized appreciation/depreciation on investments    1,223,977
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                      1,218,118
                                                                    ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $1,217,337
                                                                    ----------
                                                                    ----------

(1)<F32>  Net of $413 in foreign withholding tax.

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             Six Months Ended
                                                                            September 30, 2003          Period Ended
                                                                               (Unaudited)         March 31, 2003(1)<F33>
                                                                            -----------------      ----------------------

FROM OPERATIONS
   Net investment income (loss)                                                 $     (781)              $    6,774
   Net realized loss from security transactions                                     (5,859)                 (17,025)
   Change in net unrealized appreciation/depreciation on investments             1,223,977                 (473,262)
                                                                                ----------               ----------
Net increase (decrease) in net assets from operations                            1,217,337                 (483,513)
                                                                                ----------               ----------

FROM DISTRIBUTIONS
   Net investment income                                                            (6,795)                      --
                                                                                ----------               ----------
Net decrease in net assets resulting from distributions paid                        (6,795)                      --
                                                                                ----------               ----------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                     1,156,667                4,821,877
   Net asset value of shares issued in
     reinvestment of distributions to shareholders                                   6,548                       --
   Payments for shares redeemed                                                   (397,786)                (473,970)
                                                                                ----------               ----------
Net increase in net assets from capital share transactions                         765,429                4,347,907
                                                                                ----------               ----------

TOTAL INCREASE IN NET ASSETS                                                     1,975,971                3,864,394

NET ASSETS
   Beginning of period                                                           3,864,394                       --
                                                                                ----------               ----------
   End of period                                                                $5,840,365               $3,864,394
                                                                                ----------               ----------
                                                                                ----------               ----------
ACCUMULATED NET INVESTMENT INCOME (LOSS)                                        $     (802)              $    6,774
                                                                                ----------               ----------
                                                                                ----------               ----------

(1)<F33>  Fund commenced operations on August 30, 2002.

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout each Period

                                                                        Six Months Ended
                                                                       September 30, 2003          Period Ended
                                                                          (Unaudited)         March 31, 2003(1)<F34>
                                                                       ------------------     ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $  8.49                  $ 10.00
                                                                            -------                  -------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                                  --(5)<F38>             0.01
   Net realized and unrealized gain (loss) on investments                      2.52                    (1.52)
                                                                            -------                  -------
Total from investment operations                                               2.52                    (1.51)
                                                                            -------                  -------

LESS DISTRIBUTIONS:
   Dividends from net investment income                                       (0.01)                      --
                                                                            -------                  -------
Total distributions                                                           (0.01)                      --
                                                                            -------                  -------

NET ASSET VALUE, END OF PERIOD                                              $ 11.00                  $  8.49
                                                                            -------                  -------
                                                                            -------                  -------

TOTAL RETURN(2)<F35>                                                         29.74%                 (15.10)%
                                                                            -------                  -------
                                                                            -------                  -------

SUPPLEMENTAL DATA AND RATIOS:

Net assets at end of period (000's)                                          $5,840                   $3,864

Ratio of expenses to average net assets(3)<F36>(4)<F37>                       1.75%                    1.75%

Ratio of net investment income (loss)
  to average net assets(3)<F36>(4)<F37>                                     (0.03)%                    0.39%

Portfolio turnover rate(2)<F35>                                               3.25%                    4.28%

(1)<F34>   Fund commenced operations on August 30, 2002.
(2)<F35>   Not annualized for periods less than a full year.
(3)<F36> Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 4.05% and 6.48% and the ratio of net investment loss to average net assets would have been (2.33)% and (4.34)% for the periods ended September 30, 2003 and March 31, 2003, respectively.
(4)<F37>   Annualized.
(5)<F38>   Less than $(0.01) per share.

              See accompanying notes to the financial statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 2003 (Unaudited)

(1)  ORGANIZATION

Vice Fund (the "Fund") is a separate series of MUTUALS.com (formerly 1-800-MUTUALS Advisor Series) (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Trust was organized on March 20, 2001 as a Delaware business trust and may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Fund became effective on August 15, 2002 and commenced operations on August 30, 2002. The Fund is managed by MUTUALS.com, Inc. (the "Advisor").

The Fund's investment objective is long-term growth of capital.

(2)  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP").

   (a) Investment Valuation

       Securities are stated at value. Securities traded on a national securities exchange are valued at the latest reported sale price on such exchange. Exchange-traded securities for which there were no transactions are valued at the latest bid prices. All equity securities that are traded using the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued using the NASDAQ Official Closing Price ("NOCP"). Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Fund's Advisor. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates market value. Securities for which quotations are not readily available and other assets are valued at fair value as determined by the Advisor under the supervision of the Fund's Board of Trustees.

   (b) Federal Income Taxes

       The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes. Therefore, no federal income tax provision has been provided.

   (c) Distributions to Shareholders

       The Fund will distribute any net investment income semi-annually and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

       The tax character of distributions paid during the six months ended September 30, 2003 and the period ended March 31, 2003 were as follows:

                                   SIX MONTHS ENDED           PERIOD ENDED
                                  SEPTEMBER 30, 2003     MARCH 31, 2003(1)<F39>
                                  ------------------     ----------------------
        Ordinary income                 $6,795                   $   --
        Long-term capital gains         $   --                   $   --

        (1)<F39> Fund commenced operations on August 30, 2002.

       Due to inherent differences in the recognition of income, expenses and realized gains/losses under GAAP and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

       As of September 30, 2003, the components of accumulated earnings on a tax basis were as follows:

       Cost basis of investments for federal income tax purposes    $5,161,006
                                                                    ----------
                                                                    ----------
       Unrealized appreciation                                      $  912,181
       Unrealized depreciation                                        (161,466)
                                                                    ----------
       Net unrealized appreciation                                     750,715
       Undistributed ordinary loss                                        (802)
       Accumulated capital losses                                      (22,884)
                                                                    ----------
       Total accumulated earnings                                   $  727,029
                                                                    ----------
                                                                    ----------

The Fund intends to utilize provisions of the federal income tax laws which allows it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At March 31, 2003 the Vice Fund had a capital loss carryforward of $73 with an expiration date of March 31, 2011.

At March 31, 2003 the Fund had post-October losses of $16,952.

   (d) Use of Estimates

       The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (e) Other

       Investment transactions are accounted for on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  TRANSACTIONS WITH AFFILIATES

The Trust has an Investment Advisory Agreement (the "Agreement") with the Advisor, with whom certain officers of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 0.95% of the Fund's average daily net assets.

The Advisor has agreed to waive, through July 31, 2013, its management fee and/or reimburse the Fund's other expenses, including organization expenses, to the extent necessary to ensure that the Fund's operating expenses do not exceed 1.75% of the Fund's average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund's expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

                        2006                $82,521
                        2007                $57,292

The Trust has also entered into a Shareholder Services Agreement with the Advisor, under which the Advisor and other third parties provide certain services to existing shareholders. The Advisor receives an annual rate of 0.25% of the Fund's average daily net assets.

MUTUALS.com, Inc., the affiliated broker of the Trust, which is also the Trust's Advisor, did not receive any brokerage commissions from the Fund during the six months ended September 30, 2003.

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. An officer of the Trust is affiliated with Quasar Distributors, LLC, which provides distribution services for the Fund.

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the "Distributor") a distribution fee of 0.25% of the Fund's average daily net assets for services to prospective Fund shareholders and distribution of Fund shares. During the six months ended September 30, 2003, the Fund incurred expenses of $6,214 pursuant to the 12b-1 Plan.

(4)  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

                                     SIX MONTHS ENDED         PERIOD ENDED
                                    SEPTEMBER 30, 2003   MARCH 31, 2003(1)<F40>
                                    ------------------   ----------------------
     Shares sold                          114,779               509,899
     Shares issued to holders in
       reinvestment of distributions          636                    --
     Shares redeemed                      (39,666)              (54,861)
                                          -------               -------
     Net increase                          75,749               455,038
                                          -------               -------
                                          -------               -------

     (1)<F40>  Fund commenced operations on August 30, 2002.

(5)  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended September 30, 2003, were $867,970 and $161,045, respectively. There were no purchases or sales of U.S. government securities.

(6)  CREDIT FACILITY

U.S. Bank, N.A. (the "Bank") has made available to the Fund a credit facility pursuant to a Loan and Security Agreement dated March 7, 2003 for the purpose of purchasing portfolio securities. The Fund did not draw upon this line of credit during the six months ended September 30, 2003.

VICE FUND

Investment Advisor                   MUTUALS.COM, INC.
                                     Plaza of the Americas
                                     700 North Pearl Street, LB #373
                                     Dallas, Texas 75201

Legal Counsel                        GODFREY & KAHN, S.C.
                                     780 North Water Street
                                     Milwaukee, Wisconsin 53202

Independent Auditors                 ERNST & YOUNG LLP
                                     111 East Kilbourn Avenue
                                     Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant,     U.S. BANCORP FUND SERVICES, LLC
and Fund Administrator               615 East Michigan Street
                                     Milwaukee, Wisconsin 53202

Custodian                            U.S. BANK, N.A.
                                     777 East Wisconsin Avenue
                                     Milwaukee, Wisconsin 53202

Distributor                          QUASAR DISTRIBUTORS, LLC
                                     615 East Michigan Street
                                     Milwaukee, Wisconsin 53202

Printed on recycled paper

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. [RESERVED]
------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. [RESERVED]
------------------

ITEM 9. CONTROLS AND PROCEDURES.
--------------------------------

(a) Based on the evaluation of the registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Disclosure Controls") as of a date within 90 days of the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the registrant's President and Treasurer has determined that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's management, including the registrant's President and Treasurer, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.
-----------------

(a)(1) Any code of ethics or amendment thereto. Not applicable until annual filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940. Filed herewith.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  MUTUALS.com

     By (Signature and Title)       /s/ Dan Ahrens
                             ---------------------------------------------------
                                    Dan Ahrens, President and Treasurer

     Date           November 18, 2003
          ----------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)       /s/ Dan Ahrens
                             ---------------------------------------------------
                                   Dan Ahrens, President and Treasurer

     Date           November 18, 2003
          ----------------------------------------